Schedule of Assets (Held at End of Year) (Details) - EBP 010	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Assets (Held at End of Year)
Tax identification number	38-0549190
Plan number	010
Participant Loans	$ 75,881,698
Minimum
Schedule of Assets (Held at End of Year)
Interest rate (as percent)	3.25%
Maximum
Schedule of Assets (Held at End of Year)
Interest rate (as percent)	8.50%